UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2008

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund
The fund's portfolio
7/31/07 (Unaudited)

COMMON STOCKS (98.2%)(a)
	Shares	Value

Advertising and Marketing Services (0.1%)
Greenfield Online, Inc. (NON)	53,400	$867,216
Nu Skin Enterprises, Inc. Class A (S)	15,047	233,529
		1,100,745

Aerospace and Defense (0.5%)
Alliant Techsystems, Inc. (NON)	3,900	386,529
Teledyne Technologies, Inc. (NON)	5,300	235,161
United Industrial Corp. (S)	70,186	4,432,948
		5,054,638

Airlines (1.2%)
Alaska Air Group, Inc. (NON)	71,749	1,673,904
Continental Airlines, Inc. Class B (NON) (S)	86,660	2,730,657
ExpressJet Holdings, Inc. (NON) (S)	1,019,128	5,330,039
Midwest Express Holdings, Inc. (NON)	229,200	3,195,048
		12,929,648

Automotive (1.1%)
Group 1 Automotive, Inc.	9,200	345,184
Lear Corp. (NON)	2,606	87,509
Tenneco Automotive, Inc. (NON)	315,518	11,137,785
		11,570,478

Banking (2.7%)
Anchor BanCorp Wisconsin, Inc.	26,827	599,583
Bank of Hawaii Corp.	7,164	344,015
BankUnited Financial Corp. Class A (S)	39,900	671,916
Center Financial Corp.	10,450	155,287
City Bank	61,202	1,492,105
City Holding Co.	26,003	854,199
Community Bancorp (NON)	14,800	346,468
Corus Bankshares, Inc. (S) (SEG)	677,300	11,012,898
Cullen/Frost Bankers, Inc.	3,506	174,143
First Citizens BancShares, Inc. Class A	925	166,204
First Regional Bancorp (NON)	4,980	107,120
FirstFed Financial Corp. (NON) (S)	240,999	10,893,155
Frontier Financial Corp.	2,179	46,674
Great Southern Bancorp, Inc.	4,472	112,471
International Bancshares Corp.	10,827	238,519
ITLA Capital Corp.	1,590	67,575
Lakeland Financial Corp.	4,200	95,298
PFF Bancorp, Inc.	1,361	22,756
Provident Financial Holdings, Inc.	9,098	175,227
Republic Bancorp, Inc. Class A	9,350	144,364
Southwest Bancorp, Inc.	18,096	357,396
SVB Financial Group (NON)	6,861	361,437
Wilmington Trust Corp.	9,024	351,395
		28,790,205

Basic Materials (0.1%)
Ameron International Corp.	2,000	195,660
Chaparral Steel Co.	3,200	268,928
Foamex International, Inc. (NON) (S)	55,548	527,706
		992,294

Biotechnology (1.0%)
Albany Molecular Research, Inc. (NON)	126,141	1,855,534
Applera Corp.- Applied Biosystems Group	94,162	2,939,738
Enzon Pharmaceuticals, Inc. (NON) (S)	88,297	635,738
Immunomedics, Inc. (NON) (S)	206,300	594,144
Quidel Corp. (NON)	190,610	2,836,277
Savient Pharmaceuticals, Inc. (NON)	177,900	2,106,336
		10,967,767

Broadcasting (0.2%)
Sinclair Broadcast Group, Inc. Class A	151,700	1,978,168

Building Materials (--%)
Genlyte Group, Inc. (The) (NON)	1,470	102,268
Lennox International, Inc.	7,300	279,590
		381,858

Chemicals (2.1%)
Arch Chemicals, Inc.	17,651	624,492
Celanese Corp. (Ser. A)	7,900	296,250
FMC Corp.	53,393	4,758,918
Georgia Gulf Corp. (S)	667,314	10,803,814
Hercules, Inc.	13,380	277,769
Huntsman Corp.	7,480	190,441

Lubrizol Corp. (The)	5,400	338,364
NewMarket Corp.	77,239	3,586,207
Olin Corp.	14,603	304,765
PolyOne Corp. (NON)	66,900	503,088
Spartech Corp.	10,260	226,233
Valspar Corp.	10,840	299,076
Westlake Chemical Corp.	7,280	181,854
		22,391,271

Coal (--%)
Foundation Coal Holdings, Inc.	5,200	181,220

Commercial and Consumer Services (2.7%)
ABM Industries, Inc.	6,800	171,088
Chemed Corp.	115,427	7,304,221
Consolidated Graphics, Inc. (NON)	50,522	3,329,905
CPI Corp.	46,214	2,714,610
ICT Group, Inc. (NON)	29,800	470,542
infoUSA, Inc.	9,660	99,015
Jackson Hewitt Tax Service, Inc.	162,812	4,428,486
Landauer, Inc.	21,200	1,009,120
MoneyGram International, Inc.	13,464	344,544
Spherion Corp. (NON)	53,200	469,756
Tech Data Corp. (NON)	211,700	7,932,399
URS Corp. (NON)	8,440	415,754
Viad Corp.	5,080	182,626
		28,872,066

Communications Equipment (0.1%)
F5 Networks, Inc. (NON)	2,314	200,601
Zhone Technologies, Inc. (NON) (S)	224,480	269,376
		469,977

Computers (4.6%)
ANSYS, Inc. (NON)	15,774	410,755
Blackbaud, Inc.	17,637	369,319
Brocade Communications Systems, Inc. (NON) (S)	2,286,728	16,098,565
Catapult Communications Corp. (NON)	33,710	287,209
Checkpoint Systems, Inc. (NON)	13,700	316,059
Cognos, Inc. (Canada) (NON)	36,500	1,464,380
Emulex Corp. (NON)	872,298	17,271,500
Logitech International SA (Switzerland) (NON)	6,218	167,305
Magma Design Automation, Inc. (NON)	90,957	1,347,073
Micros Systems, Inc. (NON) (S)	87,041	4,637,544
MTS Systems Corp.	16,700	697,225
Red Hat, Inc. (NON)	8,927	185,860
SPSS, Inc. (NON)	46,844	1,922,478
Trident Microsystems, Inc. (NON)	186,610	2,838,338
		48,013,610

Conglomerates (0.1%)
AMETEK, Inc.	11,820	461,216
SPX Corp.	1,330	124,847
		586,063

Construction (0.5%)
Builders FirstSource, Inc. (NON)	18,462	270,653
Chicago Bridge & Iron Co., NV (Netherlands)	115,768	4,700,181
Eagle Materials, Inc.	3,820	167,049
		5,137,883

Consumer (0.4%)
CSS Industries, Inc.	27,358	983,247
Helen of Troy, Ltd. (Bermuda) (NON)	82,500	1,832,325
Hooker Furniture Corp. (S)	50,244	1,017,441
Tupperware Brands Corp.	5,140	133,691
		3,966,704

Consumer Finance (0.8%)
AmeriCredit Corp. (NON) (S)	81,900	1,665,846
Asta Funding, Inc. (S)	53,995	1,948,140
Encore Capital Group, Inc. (NON)	4,500	46,485
IndyMac Bancorp, Inc. (S)	150,600	3,313,200
World Acceptance Corp. (NON)	51,189	1,647,774
		8,621,445

Consumer Goods (1.5%)
American Greetings Corp. Class A	6,530	161,487
Blyth Industries, Inc.	194,587	4,343,182
Chattem, Inc. (NON) (S)	193,000	10,838,880
Scotts Miracle-Gro Co. (The) Class A (S)	4,600	188,554
		15,532,103

Consumer Services (1.3%)
Labor Ready, Inc. (NON)	578,578	13,631,298
Visual Sciences, Inc. (NON) (S)	17,400	295,974
		13,927,272

Distribution (--%)
Huttig Building Products, Inc. (NON)	40,044	249,474

Electric Utilities (0.7%)
Alliant Energy Corp.	2,967	109,631
Black Hills Corp.	12,680	472,964
CenterPoint Energy, Inc.	3,110	51,253
OGE Energy Corp.	6,720	222,768
Puget Energy, Inc.	12,000	277,800
UniSource Energy Corp.	190,696	5,802,879
Westar Energy, Inc.	23,390	538,438
		7,475,733

Electrical Equipment (0.2%)
GrafTech International, Ltd. (NON)	50,190	777,443
Insteel Industries, Inc. (S)	51,800	1,003,366
Rofin-Sinar Technologies, Inc. (NON)	5,260	342,268
		2,123,077

Electronics (2.1%)
Ansoft Corp. (NON)	56,098	1,418,718
ASE Test, Ltd. (Taiwan) (NON)	152,000	2,048,960
DSP Group, Inc. (NON)	6,570	117,077
General Cable Corp. (NON)	10,860	863,370
Greatbatch, Inc. (NON)	62,607	1,942,695
LSI Logic Corp. (NON)	133,000	957,600
Methode Electronics, Inc. Class A	107,269	1,734,540
Nam Tai Electronics, Inc. (Hong Kong)	149,600	1,928,344
Omnivision Technologies, Inc. (NON) (S)	54,122	929,275
QLogic Corp. (NON)	13,169	175,016
Stoneridge, Inc. (NON)	51,403	652,818
Synopsys, Inc. (NON)	199,463	4,878,865
TriQuint Semiconductor, Inc. (NON)	325,487	1,438,653
TTM Technologies, Inc. (NON)	99,727	1,300,440
Varian, Inc. (NON)	5,310	319,343
Zoran Corp. (NON)	91,800	1,730,430
		22,436,144

Energy (3.4%)
Cal Dive International, Inc. (NON)	15,900	241,998
Grey Wolf, Inc. (NON)	777,600	5,762,016
Hercules Offshore, Inc. (NON)	5,980	179,520
Markwest Hydrocarbon, Inc.	5,600	303,800
NATCO Group, Inc. (NON)	53,143	2,459,989
Parker Drilling Co. (NON) (S)	1,066,905	10,050,245
Tidewater, Inc. (S)	125,070	8,557,289
Trico Marine Services, Inc. (NON) (S)	214,800	7,614,660
		35,169,517

Energy (Other) (--%)
Verenium Corp. (NON) (S)	80,394	501,659

Entertainment (--%)
Audiovox Corp. Class A (NON)	300	3,036

Financial (1.0%)
Advanta Corp. Class B	14,355	368,349
Asset Acceptance Capital Corp.	36,962	513,033
Radian Group, Inc.	296,568	9,997,307
		10,878,689

Food (0.3%)
M&F Worldwide Corp. (NON)	45,200	2,636,968
Overhill Farms, Inc. (NON)	23,200	134,560
Village Super Market, Inc. Class A	3,196	148,806
		2,920,334

Forest Products and Packaging (0.6%)
Albany International Corp.	18,617	697,765
Buckeye Technologies, Inc. (NON)	72,107	1,105,400
Graphic Packaging Corp. (NON)	59,551	264,406
Neenah Paper, Inc.	9,400	364,062
Packaging Corp. of America	5,250	133,980
Sonoco Products Co.	4,380	160,615
Universal Forest Products, Inc.	102,198	4,042,953
		6,769,181

Gaming & Lottery (--%)
Dover Downs Gaming & Entertainment, Inc.	15,072	181,467

Health Care Services (1.5%)
American Dental Partners, Inc. (NON)	52,098	1,337,356
AMICAS, Inc. (NON)	96,342	341,051
AMN Healthcare Services, Inc. (NON)	6,455	138,589
Lincare Holdings, Inc. (NON)	326,910	11,667,418
Molina Healthcare, Inc. (NON)	1,960	61,524

Odyssey Healthcare, Inc. (NON)	59,398	642,092
Pediatrix Medical Group, Inc. (NON)	6,290	339,408
Transcend Services, Inc. (NON)	29,100	558,720
WellCare Health Plans, Inc. (NON)	1,530	154,928
		15,241,086

Homebuilding (1.0%)
NVR, Inc. (NON)	17,187	9,942,336
Winnebago Industries, Inc.	4,100	110,618
		10,052,954

Household Furniture and Appliances (1.6%)
American Woodmark Corp. (S)	93,800	2,818,690
Conn's, Inc. (NON) (S)	4,985	126,469
Kimball International, Inc. Class B	51,386	671,615
Select Comfort Corp. (NON) (S)	740,828	11,808,798
Stanley Furniture Co., Inc.	31,940	533,717
Tempur-Pedic International, Inc. (S)	12,942	403,143
		16,362,432

Insurance (9.3%)
American Financial Group, Inc.	36,625	1,028,796
American Physicians Capital, Inc.	78,019	2,958,480
Amerisafe, Inc. (NON)	68,300	1,146,074
Aspen Insurance Holdings, Ltd. (Bermuda)	22,705	555,137
CNA Surety Corp. (NON)	120,639	2,038,799
Commerce Group, Inc. (S)	142,550	4,095,462
Delphi Financial Group Class A	98,250	3,946,703
EMC Insurance Group, Inc.	35,500	874,365
Employers Holdings, Inc.	1,180	21,688
Endurance Specialty Holdings, Ltd. (Bermuda)	58,969	2,205,441
FBL Financial Group, Inc. Class A	5,400	190,026
FPIC Insurance Group, Inc. (NON)	25,800	897,324
Hanover Insurance Group, Inc. (The)	29,295	1,285,758
Harleysville Group, Inc. (S)	72,522	2,031,341
HCC Insurance Holdings, Inc.	618,526	18,110,441
Hilb, Rogal & Hamilton Co. (S)	54,299	2,351,147
Horace Mann Educators Corp.	25,109	447,693
Infinity Property & Casualty Corp.	43,498	1,915,652
IPC Holdings, Ltd. (Bermuda)	4,550	112,886
Mercury General Corp.	897	46,447
Midland Co. (The)	35,343	1,679,499
National Interstate Corp.	24,239	618,095
Odyssey Re Holdings Corp.	46,900	1,650,880
Ohio Casualty Corp.	4,848	210,452
Phoenix Companies, Inc. (The)	17,400	239,946
Platinum Underwriters Holdings, Ltd. (Bermuda)	1,440	47,808
Presidential Life Corp.	4,400	71,764
Procentury Corp.	43,300	605,334
RenaissanceRe Holdings, Ltd. (Bermuda)	108,786	6,255,195
Safety Insurance Group, Inc.	87,544	2,915,215
SeaBright Insurance Holdings, Inc. (NON)	86,700	1,571,871
Selective Insurance Group (S)	161,372	3,311,353
Stancorp Financial Group	89,374	4,197,003
State Auto Financial Corp.	2,625	67,883
Triad Guaranty, Inc. (NON) (S)	179,252	4,941,978
W.R. Berkley Corp.	545,674	16,053,729
Zenith National Insurance Corp.	175,352	7,077,207
		97,774,872

Investment Banking/Brokerage (0.2%)
A.G. Edwards, Inc.	3,186	257,620
Affiliated Managers Group (NON)	4,634	523,642
Eaton Vance Corp.	4,162	174,221
FBR Capital Markets Corp. (NON) (S)	12,940	187,630
Federated Investors, Inc.	11,429	411,558
Jefferies Group, Inc.	14,410	378,551
Waddell & Reed Financial, Inc. Class A	5,539	139,638
		2,072,860

Leisure (0.1%)
K2, Inc. (NON)	11,700	170,937
Polaris Industries, Inc.	633	31,245
Steinway Musical Instruments, Inc.	9,144	306,050
Thor Industries, Inc.	5,500	225,610
		733,842

Machinery (2.5%)
Applied Industrial Technologies, Inc. (S)	65,943	1,872,122
Cascade Corp.	103,214	6,996,877
Gardner Denver, Inc. (NON)	81,330	3,382,515
Manitowoc Co., Inc. (The)	113,100	8,784,477
NACCO Industries, Inc. Class A	11,700	1,538,784
Regal-Beloit Corp.	38,400	1,947,648
Terex Corp. (NON)	3,026	260,993
Wabtec Corp.	39,900	1,629,516
		26,412,932

Manufacturing (1.1%)
Acuity Brands, Inc.	2,050	121,155
Knoll, Inc.	7,200	142,632
Lydall, Inc. (NON)	30,826	356,040
Myers Industries, Inc.	9,600	205,344
Teleflex, Inc.	131,910	10,081,881
Thomas & Betts Corp. (NON)	8,140	503,052
		11,410,104

Medical Technology (2.6%)
Bausch & Lomb, Inc.	28,200	1,802,826
Edwards Lifesciences Corp. (NON) (S)	79,944	3,674,226
Immucor, Inc. (NON)	276,851	8,626,677
LCA-Vision, Inc.	10,270	364,688
Mentor Corp.	314,132	12,361,094
PerkinElmer, Inc.	3,860	107,424
Steris Corp.	1,424	38,946
		26,975,881

Metal Fabricators (0.1%)
USEC, Inc. (NON) (S)	82,689	1,388,348

Metals (4.7%)
AK Steel Holding Corp. (NON)	55,674	2,225,290
Cleveland-Cliffs, Inc. (S)	240,758	16,677,307
North American Galvanizing & Coatings, Inc. (NON)	261,700	1,967,984
Quanex Corp. (S)	266,688	12,016,961
Shiloh Industries, Inc.	6,400	76,416
Steel Dynamics, Inc.	402,094	16,859,801
		49,823,759

Natural Gas Utilities (0.1%)
Atmos Energy Corp.	19,877	557,947
Energen Corp.	6,416	339,471
MDU Resources Group, Inc.	6,807	185,559
		1,082,977

Office Equipment & Supplies (0.3%)
Ennis Inc.	35,216	710,659
Herman Miller, Inc.	5,930	181,043
Steelcase, Inc.	140,757	2,450,579
		3,342,281

Oil & Gas (1.3%)
Alon USA Energy, Inc.	5,600	199,752
Callon Petroleum Co. (NON)	66,285	928,653
Calumet Specialty Products Partners, LP	20,900	1,093,279
Cimarex Energy Co.	6,420	242,997
Comstock Resources, Inc. (NON)	7,335	197,018
Encore Acquisition Co. (NON)	5,000	129,350
Headwaters, Inc. (NON)	8,330	134,363
Meridian Resource Corp. (NON)	100,220	269,592
Plains Exploration & Production Co. (NON)	6,386	275,939
St. Mary Land & Exploration Co.	181,706	6,048,993
Swift Energy Co. (NON)	4,655	198,955
Tesoro Corp. (S)	74,876	3,728,825
Unit Corp. (NON)	4,600	253,276
		13,700,992

Pharmaceuticals (5.5%)
Alpharma, Inc. Class A (S)	374,905	9,293,895
Biovail Corp. (Canada)	158,558	3,026,872
Bradley Pharmaceuticals, Inc. (NON) (S)	216,612	3,474,456
Endo Pharmaceuticals Holdings, Inc. (NON)	96,236	3,272,986
King Pharmaceuticals, Inc. (NON)	852,166	14,495,344
Mylan Laboratories, Inc.	12,191	195,422
Sciele Pharma, Inc. (NON) (S)	151,640	3,516,532
Watson Pharmaceuticals, Inc. (NON)	688,504	20,944,292
		58,219,799

Publishing (0.1%)
Journal Register Co.	77,507	247,247
Lee Enterprises, Inc.	12,100	213,081
		460,328

Railroads (0.1%)
GATX Corp.	15,532	704,532

Real Estate (7.1%)
Anthracite Capital, Inc. (R)	304,141	2,858,925
Apartment Investment & Management Co. Class A (R)	1,600	67,600
Ashford Hospitality Trust, Inc. (R)	298,700	3,052,714
CB Richard Ellis Group, Inc. Class A (NON)	8,321	290,569
CBL & Associates Properties (R)	274,296	8,747,299
Colonial Properties Trust (R)	4,885	168,972
DiamondRock Hospitality Co. (R)	251,587	4,236,725
Douglas Emmett, Inc. (R)	3,632	83,754

Entertainment Properties Trust (R)	17,829	794,282
Equity Inns, Inc. (R) (S)	553,099	12,367,294
Essex Property Trust, Inc. (R)	1,010	108,656
FelCor Lodging Trust, Inc. (R) (S)	133,726	2,936,623
First Industrial Realty Trust (R)	21,816	844,497
Gramercy Capital Corp. (R)	109,540	2,649,773
Hospitality Properties Trust (R) (S)	269,888	10,352,904
Jones Lang LaSalle, Inc.	3,140	344,709
Kite Realty Group Trust (R)	11,265	179,789
LaSalle Hotel Properties (R)	9,857	394,576
Lexington Corporate Properties Trust (R)	16,197	305,637
LTC Properties, Inc. (R)	104,036	2,088,003
Macerich Co. (The) (R)	545	39,867
Medical Properties Trust, Inc. (R) (S)	56,550	633,360
Mid-America Apartment Communities, Inc. (R)	4,380	197,669
National Health Investors, Inc. (R)	155,180	4,903,688
National Retail Properties, Inc. (R)	95,944	2,078,147
Nationwide Health Properties, Inc. (R) (S)	96,102	2,290,111
NorthStar Realty Finance Corp. (R)	546,825	5,517,464
Omega Healthcare Investors, Inc. (R)	277,395	3,586,717
RAIT Investment Trust (R) (S)	95,428	988,634
Resource Capital Corp. (R)	410	3,883
Saul Centers, Inc. (R)	8,463	367,040
SL Green Realty Corp. (R) (S)	2,482	301,364
Tanger Factory Outlet Centers (R) (S)	8,703	290,941
Taubman Centers, Inc. (R)	5,573	268,006
Ventas, Inc. (R)	5,879	191,773
		74,531,965

Regional Bells (0.1%)
Cincinnati Bell, Inc. (NON)	204,500	1,055,220

Restaurants (0.6%)
Brinker International, Inc.	7,700	207,438
Denny's Corp. (NON)	111,042	444,168
Domino's Pizza, Inc.	276,006	5,285,515
Luby's, Inc. (NON)	68,704	688,414
		6,625,535

Retail (10.8%)
Aeropostale, Inc. (NON)	440,423	16,771,308
American Eagle Outfitters, Inc.	11,309	274,356
AnnTaylor Stores Corp. (NON) (S)	411,800	12,938,756
Big 5 Sporting Goods Corp.	12,000	256,440
Books-A-Million, Inc.	193,300	3,048,341
Brown Shoe Co., Inc.	82,692	1,731,570
Buckle, Inc. (The)	74,358	2,598,812
Cato Corp. (The) Class A	341,701	7,066,377
CSK Auto Corp. (NON)	147,255	2,008,558
Dollar Tree Stores, Inc. (NON)	474,564	18,156,819
Ingles Markets, Inc. Class A	20,023	586,474
Movie Gallery, Inc. (NON) (S)	608,500	340,699
Nash Finch Co. (S)	50,420	2,030,413
NBTY, Inc. (NON)	10,866	473,106
PC Mall, Inc. (NON)	96,600	1,286,712
Perry Ellis International, Inc. (NON)	45,373	1,361,644
Rent-A-Center, Inc. (NON) (S)	333,042	6,464,345
Systemax, Inc. (S)	130,295	2,716,651
Toro Co. (The) (S)	209,612	11,784,387
USANA Health Sciences, Inc. (NON) (S)	138,874	5,604,955
Wilsons The Leather Experts, Inc. (NON)	13,525	27,997
Wolverine World Wide, Inc. (S)	602,712	16,309,387
		113,838,107

Schools (1.4%)
Career Education Corp. (NON)	473,700	14,059,416
ITT Educational Services, Inc. (NON)	1,030	108,830
		14,168,246

Semiconductor (0.3%)
Advanced Energy Industries, Inc. (NON)	79,975	1,416,357
Asyst Technologies, Inc. (NON)	89,559	598,254
Brooks Automation, Inc. (NON)	11,400	200,298
ChipMOS TECHNOLOGIES (Bermuda), Ltd. (Bermuda) (NON)
(S)	18,829	131,238
Credence Systems Corp. (NON)	52,848	187,610
Micrel, Inc.	9,350	96,773
Novellus Systems, Inc. (NON)	6,442	183,726
Photronics, Inc. (NON)	36,100	506,122
		3,320,378

Shipping (2.6%)
Accuride Corp. (NON)	314,147	4,432,614
Arkansas Best Corp.	68,570	2,470,577
Con-way, Inc.	5,020	247,938
General Maritime Corp. (S)	5,280	137,280
Overseas Shipholding Group (S)	262,492	20,366,754
Wabash National Corp.	6,523	82,907
		27,738,070

Software (1.9%)
Citrix Systems, Inc. (NON)	11,062	400,113
Epicor Software Corp. (NON)	99,640	1,301,298
McAfee, Inc. (NON)	2,300	82,478
MicroStrategy, Inc. (NON) (S)	191,067	13,968,908
SYNNEX Corp. (NON)	12,652	257,089
Websense, Inc. (NON)	222,702	4,445,132
		20,455,018

Staffing (0.3%)
Heidrick & Struggles International, Inc. (NON)	54,689	2,938,987

Technology (0.2%)
Amkor Technologies, Inc. (NON)	171,400	2,118,504
CACI International, Inc. Class A (NON)	3,540	157,318
		2,275,822

Technology Services (3.0%)
Acxiom Corp.	404,000	10,164,640
Checkfree Corp. (NON) (S)	9,190	338,560
COMSYS IT Partners, Inc. (NON)	170,989	3,105,160
Factset Research Systems, Inc.	5,645	372,514
Fair Isaac Corp.	6,079	238,662
Global Payments, Inc.	8,869	331,701
Harris Interactive, Inc. (NON)	147,600	661,248
SonicWall, Inc. (NON)	161,406	1,426,829
United Online, Inc. (S)	1,025,782	14,484,042
		31,123,356

Telecommunications (3.4%)
ADTRAN, Inc.	148,010	3,861,581
CenturyTel, Inc.	369,900	16,967,313
Citizens Communications Co.	1,069	15,426
j2 Global Communications, Inc. (NON)	249,353	8,138,882
NeuStar, Inc. Class A (NON)	6,880	198,419
Premiere Global Services, Inc. (NON)	26,009	302,745
Syniverse Holdings, Inc. (NON)	14,860	199,867
Tessco Technologies, Inc. (NON)	20,800	416,000
USA Mobility, Inc. (NON)	171,200	4,086,544
UTStarcom, Inc. (NON) (S)	501,764	1,615,680
		35,802,457

Textiles (0.7%)
Jones Apparel Group, Inc.	42,175	1,052,688
Kellwood Co.	153,625	3,938,945
Maidenform Brands, Inc. (NON)	110,500	1,986,790
		6,978,423

Tobacco (0.4%)
Alliance One International, Inc. (NON)	166,933	1,443,970
Universal Corp.	43,533	2,403,457
		3,847,427

Toys (1.8%)
Hasbro, Inc. (S)	661,182	18,526,318
RC2 Corp. (NON)	3,100	109,771
		18,636,089

Transportation (--%)
Hornbeck Offshore Services, Inc. (NON)	10,000	430,500

Transportation Services (0.3%)
HUB Group, Inc. Class A (NON) (S)	88,754	3,019,411
Pacer International, Inc.	16,898	371,925
		3,391,336

Trucks & Parts (1.9%)
Autoliv, Inc. (Sweden)	337,150	18,856,800
Noble International, Ltd.	41,195	773,230
Standard Motor Products, Inc.	60,938	758,678
		20,388,708

Total common stocks (cost $943,064,121)		$1,033,479,349

SHORT-TERM INVESTMENTS (19.7%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.29% to 5.53% and
due dates ranging from August 1, 2007 to
September 21, 2007 (d)	$189,946,870	$189,541,595
Putnam Prime Money Market Fund (e)	18,260,857	18,260,858

Total short-term investments (cost $207,802,453)		$207,802,453

TOTAL INVESTMENTS

Total investments (cost $1,150,866,574) (b)	$1,241,281,802

FUTURES CONTRACTS OUTSTANDING at 7/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

Russell 2000 Index Mini (Long)	67	$5,232,700	Sep-07	$(449,193)
S&P 500 Index (Long)	2	730,950	Sep-07	(33,433)
S&P Mid Cap 400 Index E-Mini (Long)	39	3,355,560	Sep-07	(216,608)

Total				$(699,234)

NOTES

(a) Percentages indicated are based on net assets of $1,052,876,843.

(b) The aggregate identified cost on a tax basis is $1,151,396,489, resulting in gross unrealized appreciation and depreciation of $172,886,586 and $83,001,273, respectively, or net unrealized appreciation of $89,885,313.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At July 31, 2007, the value of securities loaned amounted to $197,537,734. The fund received cash collateral of $189,541,595 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments. The fund also received high-quality, highly-rated securities of $13,741,980 in non-cash collateral.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $264,132 for the period ended July 31, 2007. During the period ended July 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $39,093,873 and $37,995,570, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at July 31, 2007.

At July 31, 2007, liquid assets totaling $699,234 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2008

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments:

Putnam Mid Cap Value Fund

The fund's portfolio 7/31/07 (Unaudited)

COMMON STOCKS (97.6%)(a)
	Shares	Value

Aerospace and Defense (1.4%)
L-3 Communications Holdings, Inc. (S)	139,100	$13,570,596

Banking (6.9%)
Capitol Federal Financial	267,800	8,762,416
City National Corp.	98,400	6,965,736
Colonial Bancgroup, Inc. (S)	226,300	4,935,603
Comerica, Inc.	96,700	5,092,222
Commerce Bancorp, Inc. (S)	231,300	7,736,985
Cullen/Frost Bankers, Inc.	81,000	4,023,270
First Citizens BancShares, Inc. Class A	71,000	12,757,280
TCF Financial Corp.	218,900	5,382,751
Webster Financial Corp.	251,200	10,917,152
		66,573,415

Building Materials (0.6%)
Sherwin-Williams Co. (The) (SEG)	88,000	6,132,720

Chemicals (1.4%)
Chemtura Corp.	1,340,900	13,985,587

Commercial and Consumer Services (1.0%)
URS Corp. (NON)	189,100	9,315,066

Consumer Goods (3.6%)
Alberto-Culver Co.	432,195	10,165,226
Clorox Co.	155,800	9,419,668
Newell Rubbermaid, Inc.	565,300	14,952,185
		34,537,079

Electric Utilities (4.6%)
Ameren Corp.	36,900	1,770,462
American Electric Power Co., Inc.	177,900	7,736,871
Edison International	222,500	11,768,025
Energy East Corp.	64,400	1,629,964
PG&E Corp.	111,700	4,781,877
PPL Corp.	159,000	7,495,260
Progress Energy, Inc.	76,380	3,334,751
Wisconsin Energy Corp.	131,600	5,649,588
		44,166,798

Electrical Equipment (1.1%)
WESCO International, Inc. (NON) (S)	208,100	11,143,755

Electronics (7.7%)
Amphenol Corp. Class A	261,600	8,962,416
Atmel Corp. (NON)	3,594,500	19,374,355
Avnet, Inc. (NON) (S)	207,100	7,844,948
General Cable Corp. (NON) (S)	280,700	22,315,650
Jabil Circuit, Inc.	746,600	16,820,898
		75,318,267

Energy (2.7%)
National-Oilwell Varco, Inc. (NON)	222,200	26,688,442

Financial (3.2%)
Assurant, Inc. (S)	425,900	21,601,648
Nasdaq Stock Market, Inc. (The) (NON) (S)	320,200	9,852,554
		31,454,202

Food (0.8%)
McCormick & Co., Inc.	228,900	7,819,224

Health Care Services (7.0%)
AmerisourceBergen Corp. (S)	316,700	14,919,737
DaVita, Inc. (NON)	132,100	6,993,374
Lincare Holdings, Inc. (NON)	494,000	17,630,860
Omnicare, Inc. (S)	471,730	15,642,567
Pediatrix Medical Group, Inc. (NON) (S)	246,600	13,306,536
		68,493,074

Household Furniture and Appliances (3.2%)
Whirlpool Corp.	303,500	30,990,385

Insurance (5.0%)
Everest Re Group, Ltd. (Barbados)	100,000	9,825,000
Fidelity National Title Group, Inc. Class A	560,500	11,708,845
Phoenix Companies, Inc. (The) (S)	936,500	12,914,335
W.R. Berkley Corp.	482,200	14,186,324

		48,634,504

Investment Banking/Brokerage (1.2%)
Ameriprise Financial, Inc.	80,200	4,833,654
Waddell & Reed Financial, Inc. Class A	289,300	7,293,253
		12,126,907

Machinery (3.1%)
Kennametal, Inc.	150,300	11,521,998
Terex Corp. (NON)	210,700	18,172,875
		29,694,873

Media (2.3%)
Interpublic Group of Companies, Inc. (The) (NON) (S)	2,112,100	22,155,929

Metals (2.8%)
Steel Dynamics, Inc. (S)	178,700	7,492,891
United States Steel Corp.	201,800	19,834,922
		27,327,813

Natural Gas Utilities (0.7%)
National Fuel Gas Co.	157,700	6,836,295

Oil & Gas (5.9%)
EOG Resources, Inc.	67,300	4,717,730
Hess Corp.	251,600	15,397,920
Newfield Exploration Co. (NON)	445,300	21,396,665
Questar Corp. (S)	312,400	16,085,476
		57,597,791

Power Producers (1.2%)
AES Corp. (The) (NON)	574,500	11,288,925

Real Estate (5.0%)
Annaly Mortgage Management, Inc. (R)	367,690	5,313,121
BRE Properties (R) (S)	46,700	2,359,751
Colonial Properties Trust (R) (S)	162,600	5,624,334
DiamondRock Hospitality Co. (R)	539,500	9,085,180
General Growth Properties, Inc. (R) (S)	194,200	9,317,716
Health Care Property Investors, Inc. (R)	209,200	5,698,608
Host Marriott Corp. (R)	374,000	7,898,880
SL Green Realty Corp. (R) (S)	23,500	2,853,370
		48,150,960

Retail (12.1%)
Big Lots, Inc. (NON)	338,400	8,751,024
BJ's Wholesale Club, Inc. (NON)	551,900	18,742,524
OfficeMax, Inc.	715,500	23,525,640
Rite Aid Corp. (NON) (S)	2,987,800	16,462,778
Ross Stores, Inc.	320,800	9,280,744
Sally Beauty Holdings, Inc. (NON)	1,504,495	12,081,095
Supervalu, Inc.	374,500	15,605,415
Timberland Co. (The) Class A (NON)	557,800	13,258,906
		117,708,126

Schools (1.9%)
Apollo Group, Inc. Class A (NON)	311,100	18,389,121

Shipping (1.4%)
Con-way, Inc.	284,180	14,035,650

Software (4.9%)
McAfee, Inc. (NON)	883,720	31,690,199
Parametric Technology Corp. (NON) (S)	899,400	15,856,422
		47,546,621

Technology Services (1.5%)
Computer Sciences Corp. (NON)	259,800	14,465,664

Textiles (2.0%)
Jones Apparel Group, Inc.	790,800	19,738,368

Toys (1.4%)
Mattel, Inc.	581,500	13,322,165

Total common stocks (cost $827,556,352)		$949,208,322

SHORT-TERM INVESTMENTS (16.7%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.29% to 5.53% and
due dates ranging from August 1, 2007 to
September 21, 2007 (d)	$138,859,444	$138,563,170
Putnam Prime Money Market Fund (e)	23,634,984	23,634,984

Total short-term investments (cost $162,198,154)	$162,198,154

TOTAL INVESTMENTS

Total investments (cost $989,754,506)(b)	$1,111,406,476

FUTURES CONTRACTS OUTSTANDING at 7/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	(depreciation)

S&P MidCap 400 (Long)	35	$3,011,400	Sep-07	$(52,970)
S&P 500 Index (Long)	10	3,654,750	Sep-07	(83,088)

Total				$(136,058)

NOTES

(a) Percentages indicated are based on net assets of $972,537,678.

(b) The aggregate identified cost on a tax basis is $990,139,219, resulting in gross unrealized appreciation and depreciation of $170,507,452 and $49,240,195, respectively, or net unrealized appreciation of $121,267,257.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At July 31, 2007, the value of securities loaned amounted to $138,382,436. The fund received cash collateral of $138,563,170 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments. The fund also received high-quality, highly-rated securities of $6,245,841 in non-cash collateral.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $408,673 for the period ended July 31, 2007. During the period ended July 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $109,188,228 and $127,423,684, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at July 31, 2007.

At July 31, 2007, liquid assets totaling $133,758 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2007